Note 23 - Financial Instruments	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]

23. Financial Instruments:

(a) Interest rate risk: The Company’s interest rates and loan repayment terms are described in Note 11.

(b) Concentration of credit risk: Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable, net (included in current and non-current assets), equity method investments and derivative contracts (interest rate swaps, interest rate caps, cross-currency rate swaps, foreign currency contracts, FFAs and bunkers swap agreements). The Company places its cash and cash equivalents, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by the counterparties to its derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings. The Company limits its credit risk with accounts receivable and receivables from sales-type leases by performing ongoing credit evaluations of its customers’ and investees’ financial condition, receives charter hires in advance and generally does not require collateral for its accounts receivable. For investments in leaseback vessels the Company is exposed to a limited degree of credit risk since through this type of arrangements the receivable amounts are secured by the legal ownership on each of the vessels acquired. Credit risk in leaseback vessels is managed through setting receivable amounts appropriate for each vessel based on information obtained from the vessel’s third party independent valuations and the counterparties’ lending history. In addition, the Company follows standardized established policies which include monitoring of the counterparties’ financial performance, debt covenants (including vessels values), and shipping industry trends.

(c) Fair value: The carrying amounts reflected in the accompanying consolidated balance sheet of short-term investments and accounts payable, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates and investment in leaseback vessels with variable interest rates approximates the recorded values, generally due to their variable interest rates. The fair value of other financing arrangements with fixed interest rates discussed in Note 11.B, and the term loan with fixed interest rates discussed in Note 11.A.17, the fair value of investment in leaseback vessels with fixed interest rate discussed in Note 12(b)(3), the fair value of the interest rate swap agreements, the cross-currency rate swap agreements, the interest rate cap agreements, the foreign currency agreements, the FFAs and the bunker swap agreement discussed in Note 22 are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from publicly available market data and in case there is no such data available, interest rates, yield curves and other items that allow value to be determined.

The fair value of other financing arrangements with fixed interest rates discussed in Note 11.B determined through Level 2 of the fair value hierarchy as of June 30, 2023, amounted to $582,835 in the aggregate ($600,416 in the aggregate at December 31, 2022). The fair value of the term loan with fixed interest rates discussed in Note 11.A.17, determined through Level 2 of the fair value hierarchy as of June 30, 2023, amounted to $111,719 ($116,311 at December 31, 2022). The fair value of investment in leaseback vessels with fixed rate discussed in Note 12(b)(3) determined through Level 2 of the fair value hierarchy as of June 30, 2023, amounted to $14,490. The fair value of the Company’s other financing arrangements (Note 11.B), term loan with fixed interest rates discussed in Note 11.A.17 and investment in leaseback vessels discussed in Note 12(b)(3), are estimated based on the future swap curves currently available and remaining maturities as well as taking into account the Company’s creditworthiness.

The fair value of the interest rate swap agreements, cross-currency rate swap agreements and interest rate cap agreements discussed in Note 22(a) and (b) equates to the amount that would be paid or received by the Company to cancel the agreements. As at December 31, 2022 and June 30, 2023, the fair value of these derivative instruments in aggregate amounted to a net asset of $44,918 and a net asset of $54,184, respectively.

The fair value of the forward currency contracts discussed in Note 22(c) and the forward freight agreements and bunker swap agreements discussed in Note 22(d) determined through Level 2 of the fair value hierarchy as at December 31, 2022 and June 30, 2023, amounted to a net asset of $2,475 and a net liability of $14,234, respectively.

The fair value of the Bond Loan discussed in Note 11.C determined through Level 1 of the fair value hierarchy as at June 30, 2023, amounted to $102,262 ($102,394 at December 31, 2022).

The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date:

	December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts - asset position	$2,379	$-	$2,379	$-
Forward Freight Agreements - asset position	108		108
Bunker swap agreements - liability position	(12)		(12)
Interest rate swaps - asset position	35,877	-	35,877	-
Interest rate caps - asset position	24,939	-	24,939	-
Cross-currency rate swaps - liability position	(15,898)	-	(15,898)	-
Total	$47,393	$-	$47,393	$-

	June 30, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$3,288	$-	$3,288	$-
Forward Freight Agreements-asset position	406	-	406	-
Forward Freight Agreements-liability position	(17,824)	-	(17,824)	-
Bunker swap agreements-liability position	(104)	-	(104)	-
Interest rate swaps-asset position	26,026	-	26,026	-
Interest rate caps-asset position	41,691	-	41,691	-
Cross-currency rate swaps-liability position	(13,533)	-	(13,533)	-
Total	$39,950	$-	$39,950	$-